INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE	12 Months Ended
Mar. 31, 2024
Investment In Associate And Convertible Note Receivable
INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE

NOTE 6. INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE

Details of the Company’s associate, Stimunity S.A. (“Stimunity”), as of March 31, 2024 and 2023 are as follows:

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of March 31, 2024	Voting Rights Held as of March 31, 2023
Associate: Stimunity S.A.	Biotechnology	Paris, France	48.9%	44.0%

The following table is a roll-forward of the Company’s investment in Stimunity as of and for the years ended March 31, 2024, 2023 and 2022:

	As of and for the Years Ended March 31,
(In thousands)	2024	2023	2022

Balance, beginning of year	$806	$1,673	$1,735
Share of loss	(233)	(260)	(62)
Conversion of Stimunity Convertible Note	429	—	—
Impairment loss	(1,002)	(607)	—
Balance, end of year	$—	$806	$1,673

The Company accounted for its investment in Stimunity under the equity method and, accordingly, recorded its share of Stimunity’s earnings or loss based on its ownership percentage. The Company recorded loss in equity in Stimunity of $233,000, $260,000 and $62,000 for the years ended March 31, 2024, 2023 and 2022, respectively.

On September 12, 2022, the Company funded a €600,000 convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”). The Stimunity Convertible Note provided for simple interest at 7% per annum and provided for automatic conversion into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. Also, the Company was entitled, in certain circumstances, to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%, or if Stimunity completed a financing with a new category of shares (other than common shares or Series A shares of Stimunity) for at least €5 million (the “Minimum Raise”), the Company had the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares of Stimunity. Stimunity did not close a financing prior to the Maturity Date. In December 2023, the Company completed a transfer of its equity in Stimunity and the Stimunity Convertible Note to iOx. In connection with that transfer, the Stimunity Convertible Note was converted into 1,768 Class A shares of Stimunity. See Note 18, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.

The Stimunity Convertible Note was initially recorded at $0.614 million to record the translated value of the Stimunity Convertible Note on September 12, 2022. The Company recognized an unrealized gain of $0.039 million through OCI in the fiscal year ended March 31, 2023 (“Fiscal 2023”) to reflect the change in translation rate for the Stimunity Convertible Note settleable in euros, increasing the carrying value of the Stimunity Convertible Note to $0.653 million.

As of each of March 31, 2024, and 2023, the Company determined that there were indications of impairment of both the investment in associate and the Stimunity Convertible Note receivable, based upon the inability of Stimunity to obtain financing. The Company performed an IAS 36 fair value analyses and recorded provisions of impairment of $0.607 million and $0.211 million, with respect to the investment in associate and the Stimunity Convertible Note receivable, respectively, at March 31, 2023. Finally, in the year ended March 31, 2024, the Company determined that it would not fund additional operations at Stimunity and accordingly, recorded provisions for impairment totaling $1.0 million, reducing the investment to nil at March 31, 2024.